NOTE 7 – OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
NOTE - 7 OTHER CURRENT LIABILITIES - Schedule of Other CurrentLiabilities
	June 30,	December 31,
	2022	2021
Accrued liabilities	$40,929	$61,153
Payable for acquisition of subsidiaries	325,000	—
Accrued interest	—	8,173
Salary payable - management	80,730	92,229
Salary payable	2,799	—
Employee benefits	106,516	105,221
Other current liabilities	102,157	40,273
	$658,131	$307,049

NOTE 2 -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Adjustments
	December 31,	December 31,
	2021	2020
Spot CHF: USD exchange rate	$1.0974	$1.1304
Average CHF: USD exchange rate	$1.0969	$1.0662